Management of Financial Risk (Tables)	12 Months Ended
Jan. 31, 2024
Management of Financial Risk
Schedule of liquidity risk
	0 – 12 Months $	Over 12 Months $
Accounts payable and accrued liabilities	4,976,823	–
Due to related parties	1,295,199	–
Financial guarantee liability	550,392	590,870
Convertible debentures	–	245,234
Loans payable	–	82,495
Warrant liabilities	4,468	275,032